CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowance for doubtful accounts | $	$ 1,047		$ 1,035
Ordinary shares, par value per share | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	120,000,000		120,000,000
Ordinary shares, shares issued	71,296,156		69,548,450
Ordinary shares, shares outstanding	70,950,137		69,202,431
Treasury shares	346,019		346,019